Inventories (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Inventories
Write-down of inventory	$ 1,103		$ 2,368
Inventory expensed	$ 9,927	$ 8,789	$ 10,890